Note 10. Subsequent Events (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 15, 2016	Mar. 04, 2016	Dec. 31, 2015	Mar. 31, 2016	Jan. 15, 2017	Mar. 04, 2017	Dec. 31, 2016	Jan. 21, 2016	Jan. 15, 2016	Dec. 31, 2014
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Convertible, Terms of Conversion Feature			The holder can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.43 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 1,250,000 authorized but unissued shares of its common stock, per an irrevocable letter to the Company’s transfer agent.
Arrowroot Partners, LLC
Stock Issued During Period, Shares, Issued for Services				15,460
Stock Issued During Period, Value, Issued for Services				$ 15,000
M & T Business Consultants, Inc.
Stock Issued During Period, Shares, Issued for Services				50,000
Stock Issued During Period, Value, Issued for Services				$ 43,000
N-Viro Energy Limited
Debt Instrument, Interest Rate, Stated Percentage										5.00%
Notes Receivable, Related Parties								$ 55,000
JMJ Financial
Debt Instrument, Interest Rate, Stated Percentage									12.00%
Debt Instrument, Convertible, Earliest Date	Jul. 15, 2016
Debt Instrument, Convertible, Terms of Conversion Feature					After 180 days from the agreement date, JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.		JMJ can elect to convert all or part of the debt into restricted shares of the Company’s common stock for a price equaling the lesser of $0.77 or a 40% discount to the lowest trading price during the previous twenty-five (25) trading days to the date of the conversion notice. The Company was also required to reserve 2,500,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.
Tangiers Investment Group, LLC
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Earliest Date		Mar. 04, 2016
Debt Instrument, Convertible, Terms of Conversion Feature						At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.	At any time Tangiers can elect to convert all or part of the debt into restricted shares of the Company‘s common stock for a price equaling the lesser of $0.60 or a 40% discount to the lowest trading price during the previous twenty (20) trading days to the date of the conversion notice. The Company was also required to reserve 700,000 authorized but unissued shares of its common stock, per an irrevocable Letter of Instructions to the Company’s transfer agent.